CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities:
Net income (loss)	[1]	¥ (390,707)	¥ 343,578
Less: Net income (loss) attributable to noncontrolling interests		(11,830)	30,921
Net income (loss) attributable to MHFG shareholders		(378,877)	312,657
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization		126,328	115,756
Provision (credit) for credit losses		37,646	46,053
Investment losses (gains)-net		105,404	(134,753)
Equity in losses (earnings) of equity method investees-net	[2]	5,003	(16,541)
Foreign exchange losses (gains)-net		739,266	35,446
Deferred income tax expense (benefit)		(239,149)	(28,200)
Net change in trading account assets		(9,096,063)	(271,232)
Net change in trading account liabilities		9,008,728	(1,734,070)
Net change in loans held for sale		(122,683)	(16,915)
Net change in accrued income		(80,069)	13,325
Net change in accrued expenses		108,023	(32,858)
Other-net		(181,041)	480,671
Net cash provided by (used in) operating activities		32,516	(1,230,661)
Cash flows from investing activities:
Proceeds from sales of Available-for-sale securities		22,862,094	20,872,060
Proceeds from sales of Equity securities	[3]	579,215	992,927
Proceeds from maturities of Available-for-sale securities		21,944,842	26,506,201
Proceeds from maturities of Held-to-maturity securities		79,580	79,767
Purchases of Available-for-sale securities		(38,002,539)	(45,046,101)
Purchases of Held-to-maturity securities		(453,020)	(542,026)
Purchases of Equity securities	[3]	(582,312)	(1,311,347)
Proceeds from sales of loans		255,831	1,038,124
Net change in loans		(4,681,239)	496,474
Net change in call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		(1,141,636)	(4,518,794)
Proceeds from sales of premises and equipment		2,362	2,806
Purchases of premises and equipment		(84,327)	(52,234)
Proceeds from sales of investments in subsidiaries (affecting the scope of consolidation)		2,872	5,391
Purchases of investments in subsidiaries (affecting the scope of consolidation)		(49,185)	(50,723)
Net cash provided by (used in) investing activities		732,538	(1,527,475)
Cash flows from financing activities:
Net change in deposits		4,103,867	(2,187,631)
Net change in call money and funds purchased, and payables under repurchase agreements and securities lending transactions		1,313,784	3,776,203
Net change in due to trust accounts		(40,123)	28,047
Net change in other short-term borrowings		(4,277,836)	(71,262)
Proceeds from issuance of long-term debt		1,198,626	1,442,089
Repayment of long-term debt		(1,245,843)	(1,179,807)
Proceeds from noncontrolling interests		418	67,785
Payments to noncontrolling interests		(50,642)	(1,845)
Proceeds from sales of treasury stock		1,009	869
Purchases of treasury stock		(1,270)	(1,825)
Dividends paid		(101,546)	(95,198)
Dividends paid to noncontrolling interests		(14,658)	(10,807)
Net cash provided by financing activities		885,786	1,766,618
Effect of exchange rate changes on cash and cash equivalents		1,747,852	83,750
Net increase (decrease) in cash and cash equivalents	[4]	3,398,692	(907,768)
Cash and cash equivalents at beginning of period	[4]	52,174,289	48,734,096
Cash and cash equivalents at end of period	[4]	55,572,981	47,826,328
Noncash investing activities:
Transfer of loans into loans held-for-sale		¥ 15,744	¥ 15,357

[1]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 8 “Accumulated other comprehensive income (loss), net of tax.”
[2]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[3]	Proceeds from sales of Equity securities as well as Purchases of Equity securities include cash activity related to Other investments, the amounts of which are not significant.
[4]	Cash and cash equivalents consists of Cash and due from banks and Interest-bearing deposits in other banks. Cash deposited with central banks that must be maintained to meet minimum regulatory requirements is classified as restricted cash and included in Cash and cash equivalents.